RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Four senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”)	A principal shareholder of the Company
WuXi Biologics (Cayman) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Company

b)	The Group had the following related party balances as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	US$	US$
WuXi AppTec Group	3,080,116	503,941
WuXi Biologics (Cayman) Inc.	1,426,554	115,491
Total amounts due from related parties	4,506,670	619,432

As of December 31, 2021 and 2022, the amounts due from related parties represented prepayments made for the CRO and CMO services.

	As of December 31,
	2021	2022
	US$	US$
WuXi Biologics (Cayman) Inc.	10,292,268	17,840,876
WuXi AppTec Group	173,793	1,482,461
Total amounts due to related parties	10,466,061	19,323,337

As of December 31, 2021 and 2022, the amounts due to related parties represented payables for the CRO and CMO services.

c)	The Group had the following related party transactions during the years ended December 31, 2020, 2021 and 2022:

	For the years ended
	December 31,
	2020	2021	2022
	US$	US$	US$
Receipt of CRO and CMO services:
WuXi Biologics (Cayman) Inc.	7,217,709	12,561,276	27,764,750
WuXi AppTec Group	2,674,586	517,742	7,362,713
	9,892,295	13,079,018	35,127,463